Notes Payable and Long-Term Debt, Promissory Note (Details) - Promissory Note [Member] $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Intallment	Jun. 10, 2020 USD ($)
Notes Payable and Long-Term Debt [Abstract]
Face amount		$ 10.0
Interest rate	7.50%
Number of installment payments | Intallment	2
Required payment	$ 5.0
Minimum [Member]
Notes Payable and Long-Term Debt [Abstract]
Term of note	18 months
Maximum [Member]
Notes Payable and Long-Term Debt [Abstract]
Term of note	36 months